Annual Total Returns (Vanguard Total International Stock Index Fund - Admiral Shares Participant:) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Admiral Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Annual Total Return
2014	(4.17%)
2013	15.14%
2012	18.21%
2011	(14.52%)